FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ (72)	$ 359	$ 377
Comprehensive income (loss) attributable to Parent Company	261	(12,976)	(16,958)
Parent Company | Reportable Legal Entities
Statement
Net income (loss) attributable to holders of ordinary shares	(574)	(13,335)	(17,335)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	835	359	377
Comprehensive income (loss) attributable to Parent Company	$ 261	$ (12,976)	$ (16,958)